Impairment testing of intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment testing of intangible assets with indefinite useful lives
16.	Impairment testing of intangible assets with indefinite useful lives
Brands and other intangible assets with indefinite useful lives as well as the goodwill arising on acquisition were subject to annual impairment testing. As described in Note 3.6, 3.7 and 3.9, these assets are generally valued on the basis of the present value of forecast cash flows determined in the context of multi-year business plans drawn up each fiscal year.
The value in use discounted cash flow is based on a
10-year
cash flow model. The Group uses a
10-year
rather than a
5-year
model as this accords with the Group’s long-term planning and business acquisition valuation methodology. The key judgments, estimates and assumptions used in the value in use discounted cash flow calculations are generally as follows:

•
In the first one or two years of the model, free cash flows are based on the Group’s strategic plan as approved by key management. The Group’s strategic plan is prepared per cash-generating unit and is based on external sources in respect of macro-economic assumptions, industry, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, cost, capital expenditure and working capital assumptions;

•
For the subsequent years of the model, data from the strategic plan is extrapolated generally using simplified assumptions such as macro-economic and industry assumptions as obtained from external sources;

•
Cash flows after the first
ten-year
period are extrapolated generally using expected annual long-term GDP growth rates, based on external sources, in order to calculate the terminal value, considering sensitivities on this metric; and

•
Projections are discounted at the unit’s
post-tax
weighted average cost of capital (“WACC”). The WACC was calculated for each CGU subject to impairment, considering the parameters specific to the geographical area, market risk premium and sovereign bond yield.

Although the Group believes that its judgments, assumptions and estimates are appropriate, actual results may differ from these estimates under different assumptions or market or macro-economic conditions.

The Group believes that all of its estimates are reasonable: they are consistent with the Group’s internal reporting and reflect management’s best estimates. However, inherent uncertainties exist that management may not be able to control. As of December 31, 2023, the intangible assets with indefinite useful lives that are the most significant in terms of their carrying amounts and the criteria used for impairment testing are as follows:

	Goodwill		Brands			Long-term growth rate (bps)
December 31, 2023 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)
Lanvin	45,931	1,384	100,906	1,484	700	168
Wolford	11,701	1,400	37,856	1,500	275	296
St. John	11,691	1,431	30,271	1,531	406	275
Sergio Rossi	—	N.A.	3,301	1,869	333	188

Total	69,323		172,334

	Goodwill		Brands			Long-term growth rate (bps)
December 31, 2022 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)
Lanvin	45,931	1,445	100,906	1,645	518	129
Wolford	11,701	1,434	37,856	1,634	250	237
St. John	11,691	1,436	30,271	1,636	344	248
Sergio Rossi	—	N.A.	3,301	2,001	125	143

Total	69,323		172,334

The following table details the sensitivity of the impairment testing to
reasonably possible changes in key assumptions:

	At December 31, 2023 impairment loss due to					At December 31, 2022 impairment loss due to
	Goodwill		Brand			Goodwill		Brand
(Euro thousands)	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps
Lanvin	3,781	1,601	1,070	372	1,656	3,810	1,522	1,002	310	2,236
Wolford	5,336	2,305	620	246	2,121	5,904	2,507	491	172	2,053
St. John	1,661	672	399	146	1,074	1,928	782	330	110	1,118
Sergio Rossi	N.A.	N.A.	54	16	265	N.A.	N.A.	23	6	334
The Group cannot predict whether an event that triggers impairment will occur, when it
will occur or how it will affect the value of the asset reported.